SCHEDULE OF CONVERTIBLE NOTES NET OF DEBT DISCOUNT (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible notes - total principal	$ 14,771,177	$ 7,482,104
Unamortized issuance costs and discount	(13,122,382)	(7,456,039)
Convertible notes, net of debt discount	$ 1,648,795	$ 26,065